UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08041

Atlas Insurance Trust
(Exact name of registrant as specified in charter)

794 Davis Street, San Leandro, California		94577-6900
(Address of principal executive offices)		(Zip code)

W. Lawrence Key, President, Atlas Insurance Trust 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)

Registrant's telephone number, including area code:		(510) 297-7444

Date of fiscal year end:	12/31/2006

Date of reporting period:	09/30/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2006 is filed herewith.

Statement of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas Balanced Growth Portfolio

			Percent of
		Shares	Net Assets	Market Value
Investment in Atlas Funds - 101.25%
Strategic Income Fund		737,180	23.08%	$3,287,822
Value Fund		218,926	19.20	2,734,380
Strategic Growth Fund	(b)	155,722	15.34	2,184,783
Emerging Growth Fund	(b)	122,429	14.78	2,104,559
Dual Focus Fund		164,165	13.12	1,868,194
Global Growth Fund		56,683	10.09	1,437,479
American Enterprise Bond Fund		54,079	3.67	522,946
Money Market Fund		280,634	1.97	280,634
Total Investment in Atlas Funds (cost: $12,919,328)				14,420,797

Total Securities (cost: $12,919,328) - 101.25%				14,420,797
Other Assets and Liabilities, Net - (1.25)%				(177,609)
Net Assets - 100.00%				$14,243,188

The accompanying notes are an integral part of these statements of investments.

(b)        Non-income producing security.

1

Investment Valuation

Investments are valued at the net asset value of each underlying Atlas Fund determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.

Unrealized Appreciation/Depreciation - Tax Basis

As of September 30, 2006, unrealized appreciation of investment securities for federal income tax purposes was $932,555, consisting of unrealized gains of $938,902 and unrealized losses of $6,347. Cost of securities for federal income tax purposes was $13,488,242.

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Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Insurance Trust

By	/s/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	11/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	11/17/06

By	/s/ Gene A. Johnson
Gene A. Johnson, Vice President and Treasurer (as Principal Financial Officer)

Date	11/17/06